INVESTMENT PROPERTIES - Narrative (Details)			1 Months Ended													12 Months Ended
	Nov. 24, 2023 USD ($)	Nov. 24, 2023 COP ($)	Aug. 31, 2025 property	Feb. 28, 2025 USD ($)	Feb. 28, 2025 COP ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 COP ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 COP ($)	May 31, 2024 USD ($)	May 31, 2024 COP ($)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 COP ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 COP ($)	Dec. 31, 2025 USD ($) property	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 21, 2021 USD ($)
Disclosure of detailed information about investment property [line items]
Investment property valuation gain																$ 20,649,485	$ 32,347,462	$ 20,151,026
Number of investments properties acquired | property			2													2
Total consideration																$ 0	0	0
Disposals, investment property	$ 17,634,208															0	0	17,634,208
Proceeds from sale of investment properties				$ 3,901,985	$ 16,107,212,777	$ 4,548,417	$ 18,408,243,174	$ 4,548,417	$ 18,408,243,174	$ 4,548,417	$ 18,408,243,174	$ 4,548,417	$ 18,408,243,174	$ 2,778,063	$ 11,505,151,984	3,901,985	4,548,417	4,378,063
Gain on sale of investment properties																0	0	1,165,170
Interest income expense																67,143	701,159	98,989
Asset held for sale																			$ 4,000,000
Gain on disposition of asset held for sale																$ 0	0	$ 1,022,853
Master Trust
Disclosure of detailed information about investment property [line items]
Number of investments properties acquired | property																2
Proportion of ownership interest in joint operation																10.00%
Asset acquisition, consideration																$ 19,900,847
Investment property fair value used as deemed cost																19,715,120
Acquisition-related costs																$ 185,723
Master Trust | Alas
Disclosure of detailed information about investment property [line items]
Proportion of ownership interest in joint operation																90.00%
Level 2 of fair value hierarchy
Disclosure of detailed information about investment property [line items]
Proceeds from sale of investment properties																$ 0	3,589,137
Third Party
Disclosure of detailed information about investment property [line items]
Proceeds from sale of investment properties	19,512,112	$ 79,850,000,000
Master Trust
Disclosure of detailed information about investment property [line items]
Proportion of ownership interest in joint operation																50.00%
Master Trust | Master Trust
Disclosure of detailed information about investment property [line items]
Proportion of ownership interest in joint operation																10.00%
ITAU Corpbanca Colombia, S.A.
Disclosure of detailed information about investment property [line items]
Proceeds from sale of investment properties	$ 8,266,536	$ 33,829,392,065
Investment property
Disclosure of detailed information about investment property [line items]
Right-of-use assets																$ 13,232,613	$ 13,309,189